Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	$ 1,749	$ 1,643	$ 1,435
Other noninterest income	971	927	951
Noninterest income	2,842	809	2,470
Contract assets	0	0
Contract liabilities	0	0
Trust and investment services income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	558	518	478
Investment banking and debt placement fees
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	551	521	344
Services charges on deposit accounts
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	295	261	269
Cards and payments income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	337	331	332
Other noninterest income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	8	12	12
Operating Segments | Consumer Bank
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	810	774	767
Noninterest income	957	924	938
Operating Segments | Consumer Bank | Trust and investment services income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	483	449	410
Operating Segments | Consumer Bank | Investment banking and debt placement fees
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0	0	0
Operating Segments | Consumer Bank | Services charges on deposit accounts
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	144	135	158
Operating Segments | Consumer Bank | Cards and payments income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	175	178	187
Operating Segments | Consumer Bank | Other noninterest income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	8	12	12
Operating Segments | Commercial Bank
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	939	869	668
Noninterest income	1,763	1,646	1,448
Operating Segments | Commercial Bank | Trust and investment services income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	75	69	68
Operating Segments | Commercial Bank | Investment banking and debt placement fees
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	551	521	344
Operating Segments | Commercial Bank | Services charges on deposit accounts
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	151	126	111
Operating Segments | Commercial Bank | Cards and payments income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	162	153	145
Operating Segments | Commercial Bank | Other noninterest income
Disaggregation of Revenue [Line Items]
Total revenue from contracts with customers	0	0	0
Other
Disaggregation of Revenue [Line Items]
Noninterest income	$ 122	$ (1,761)	$ 84